Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2022
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Interest-Bearing Loans and Borrowings
17	INTEREST-BEARING LOANS AND BORROWINGS

	Maturity date	Interest rate	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Credit loans	5 January 2022	1.80%	—	563
Guaranteed loans	13 January 2022	1.50%	—	913
Guaranteed loans	9 March 2022	EURLIBOR+3.00%(i)	—	794
Guaranteed loans	8 September 2023	Within 12 months, EURIBOR+2.50%; Over 12 months, EURIBOR+2.70%(ii)	742	—
Guaranteed loans	8 September 2023	3.10%	2,450	2,383
Credit loans	25 June 2024	3.08%	2,307	2,366
Credit loans	16 September 2024	3.30%	—	5,483
Credit loans	27 September 2024	USD LIBOR+1.00%(iii)	6,756	6,184
Mortgages loans	15 June 2034	LPR(iv)	436	450
Mortgages loans	15 June 2034	LPR+0.53%(iv)	51	53
Mortgages loans	15 June 2034	LPR+0.63%(iv)	32	33

Total			12,774	19,222

(i)	3.00% when EURIBOR is negative.
(ii)	2.50% for 12 months and 2.70% for more than 12 months when EURIBOR is negative.
(iii)	1.00% when USD LIBOR is negative.
(iv)	The adjustment date is 1 January of each year.